Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies (Additional Textual) [Abstract]
Foreign currency gain	$ 800,000	$ 1,600,000	$ 700,000
Percentage of total net sales not exceeded to a single customer	10.00%	10.00%	10.00%
Maturity period of highly liquid investments	3 months
Depreciation Expenses	16,600,000	14,900,000	15,100,000
Impairment charges	0	0	0
Impairment of indefinite-lived intangibles	30,000
Long-term debt - Note G	153,500,000	74,400,000
Amortization expenses	300,000	200,000	100,000
Treasury stock acquired	1,105,848	403,347
Acquired shares for treasury stock	10,374,000	3,575,000
Research and Development Expense [Member]
Accounting Policies (Textual) [Abstract]
Reimbursements received from customers	$ 3,200,000	$ 2,500,000	$ 2,200,000
Building Improvements [Member] | Maximum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	45 years
Building Improvements [Member] | Minimum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Machinery and Equipment [Member] | Maximum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	8 years
Machinery and Equipment [Member] | Minimum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	3 years